N-6	Aug. 14, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Aug. 14, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

The APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section is amended to reflect the following change:

●	All references to the name Vanguard VIF Mid-Cap Index Portfolio will change to the Vanguard VIF Morningstar Mid-Cap Index Portfolio.

All other references in the prospectus to the Vanguard VIF Mid-Cap Index Portfolio will be Vanguard VIF Morningstar Mid-Cap Index Portfolio.

Prospectuses Available [Text Block]	The APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section is amended to reflect the following change:
Vanguard VIF Morningstar Mid-Cap Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Morningstar Mid-Cap Index Portfolio